Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of September 2011

Collection Period	Sep-11	30/360 Days	30
Distribution Date	17-Oct-11	Actual/360 Days	32

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	846,594,511.00	805,908,436.24
YSOC		7,321,015.41	3,641,055.65	3,391,762.67
Total Adjusted Portfolio		1,359,221,770.11	842,953,455.35	802,516,673.57	0.590424
Total Adjusted Securities		1,359,221,770.11	842,953,455.35	802,516,673.57	0.590424
Class A-1 Notes	0.35590%	396,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	230,631,685.24	190,194,903.46	0.542020
Class A-3 Notes	0.87000%	419,100,000.00	419,100,000.00	419,100,000.00	1.000000
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	135,450,000.00	1.000000
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	40,436,781.78	105,706.19	115.2373376	0.3012431
Class A-3 Notes	0.00	303,847.50	-	0.7250000
Class A-4 Notes	0.00	147,866.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	40,436,781.78	557,419.94

I. COLLECTIONS

Interest:
Interest Collections		3,352,505.83
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,352,505.83

Principal:
Principal Collections		39,557,687.98
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		39,557,687.98

Recoveries of Defaulted Receivables		756,027.11
Servicer Advances		0.00

Total Collections		43,666,220.92

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	66,718	842,953,455.35
Total Principal Payment		40,436,781.78
	65,216	802,516,673.57

III. DISTRIBUTIONS

Total Collections		43,666,220.92
Reserve Account Draw		0.00
Total Available for Distribution		43,666,220.92

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of September 2011

1. Reimbursement of Advance	57,831.06

2. Servicing Fee:
Servicing Fee Due	705,495.43
Servicing Fee Paid	705,495.43
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	105,706.19

Class A-2 Notes Monthly Interest Paid	105,706.19
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	303,847.50

Class A-3 Notes Monthly Interest Paid	303,847.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	557,419.94
Total Note Monthly Interest Paid	557,419.94
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	42,345,474.49

4. Total Monthly Principal Paid on the Notes	40,436,781.78

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	40,436,781.78
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of September 2011

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,908,692.71
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,908,692.71

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,398,054.43
Required Reserve Account Amount		3,398,054.43
Beginning Reserve Account Balance		3,398,054.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,398,054.43

Required Reserve Account Amount for Next Period		3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon		4.64%
Weighted Average Remaining Maturity		36.12

Principal Recoveries of Defaulted Receivables		756,027.11
Principal on Defaulted Receivables		1,128,386.78
Pool Balance at Beginning of Collection Period		846,594,511.00
Net Loss Ratio		0.53%

Net Loss Ratio for Second Preceding Collection Period		0.42%
Net Loss Ratio for Preceding Collection Period		0.55%
Net Loss Ratio for Current Collection Period		0.53%
Average Net Loss Ratio		0.50%

Cumulative Net Losses for all Periods		5,008,125.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,517,107.64	549
61-90 Days Delinquent	1,528,427.51	114
91-120 Days Delinquent	325,310.80	19
Total Delinquent Receivables:	9,370,845.95	682
61+ Days Delinquencies as Percentage of Receivables	0.23%	0.20%

Delinquency Ratio for Second Preceding Collection Period		0.21%
Delinquency Ratio for Preceding Collection Period		0.23%
Delinquency Ratio for Current Collection Period		0.20%
Average Delinquency Ratio		0.22%

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of September 2011

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No